Note 10 - Leases - Amortization of Right of Use Asset (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
2023	$ 75,920
2024	62,320
2025	$ 61,827
Banner Midstream Corp. [Member]
2023		$ 189,561
2024		156,762
2025		18,897
Total		$ 365,220